Current and long-term debt - CSSC Shipping lease financing (Details) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023	Sep. 01, 2017 vessel
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements				$ 516,127	$ 79,502	$ 56,729
CSSC Scrubber Lease Financing and CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 81,700
Prepayments			$ 1,600
Principal repayments recognized in consolidated cash flow statements	$ 110,400
Vessels | LR2 | Finance Lease - CSSC Lease Financing, Amended and Restated | STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal
Disclosure of detailed information about borrowings [line items]
Borrowings, option to extend		24 months
Vessels | LR2 | Finance Lease - CSSC Lease Financing, Amended and Restated | Secured Overnight Financing Rate (SOFR) | STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							3.50%
Vessels | LR2 | NPTI September Closing | CSSC Lease Financing | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								8
Ships to be installed with scrubbers | LR2 | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 200